Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Estimated Useful Lives of Finance Lease Assets

Animal Facility	40 years
Equipment	3 –7 years
Land	Indefinite
The following is the estimated useful lives of the finance lease assets:

Animal Facility	40 years
Equipment	3 –7 years
Land	Indefinite

Schedule of Operating and Finance Leases Discount Rate
The Company’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of June 30, 2022 are:

	Operating	Finance
Weighted-average remaining lease term	1.94 years	16.37 years
Weighted-average discount rate	4.75%	7.72%

The Company’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of December 31, 2021 are:

	Operating	Finance
Weighted-average remaining lease term	2.44 years	16.80 years
Weighted-average discount rate	4.58%	7.71%

Schedule of Undiscounted Future Minimum Lease Payments
The table below reconciles the undiscounted future minimum lease payments under non-cancelable
leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheet as of June 30, 2022:

	Operating	Finance
2022 - remaining	$619,587	$213,790
2023	1,169,559	406,339
2024	535,944	401,496
2025	—	401,496
2026	—	401,496
Thereafter	—	4,784,494

Undiscounted future minimum lease payments	2,325,090	6,609,111
Less: Amount representing interest payments	(94,829)	(2,773,510)

Total lease liabilities	2,230,261	3,835,601
Less current portion	(1,169,139)	(140,767)

Noncurrent lease liabilities	$1,061,122	$3,694,834

The table below reconciles the undiscounted future minimum lease payments under non-cancelable
leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2021:

	Operating	Finance
2022	$1,240,333	$444,928
2023	1,169,559	406,339
2024	535,943	401,496
2025	—	401,496
2026	—	401,496
Thereafter	—	4,784,494

Undiscounted future minimum lease payments	2,945,835	6,840,249
Less: Amount representing interest payments	(150,237)	(2,916,769)

Total lease liabilities	2,795,598	3,923,480
Less current portion	(1,142,413)	(161,050)

Noncurrent lease liabilities	$1,653,185	$3,762,430